STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
(6)	STOCKHOLDERS’ EQUITY

On July 2, 2021, the Company’s certificate of amendment to its certificate of incorporation became effective, which provided 150,000,000 authorized shares of common stock with a par value of $0.0001 per share and 10,000,000 authorized shares of undesignated preferred stock with a par value of $0.0001 per share.

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

As of September 30, 2024, the Company had reserved the following shares of common stock for future issuance:

September 30, 2024
Common stock options granted and outstanding	3,714,104
Shares reserved for issuance under the 2021 Plan	2,982,105
Reserved for future ESPP issuances	401,218
Total	7,097,427

(6)	STOCKHOLDERS’ EQUITY

Under the Company’s Amended and Restated Certificates of Incorporation dated August 3, 2020, the Company had a total of 94,052,154 shares of capital stock authorized for issuance, consisting of 50,000,000 shares of common stock, par value of $0.0001 per share, and 44,052,154 shares of convertible preferred stock, par value of $0.0001 per share. Shares of authorized convertible preferred stock were designated as 4,000,000 shares of Series Seed redeemable convertible preferred stock and 40,052,154 shares of Series A redeemable convertible preferred stock.

Common Stock

On July 2, 2021, the Company’s certificate of amendment to its certificate of incorporation became effective, which provided 150,000,000 authorized shares of common stock with a par value of $0.0001 per share and 10,000,000 authorized shares of undesignated preferred stock with a par value of $0.0001 per share.

In August 2018, the Company issued 241,467 shares of common stock to RA Capital Healthcare Fund, L.P. at a price of $0.0012 per share. On July 2, 2021, in conjunction with the Company’s initial public offering, or IPO, the Company issued 9,984,463 shares of its common stock and all outstanding shares of the Company’s redeemable convertible preferred stock were converted into 14,182,854 shares of the Company’s common stock.

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

As of December 31, 2023, the Company had reserved the following shares of common stock for future issuance:

December 31, 2023
Common stock options granted and outstanding	5,230,344
Shares reserved for issuance under the 2021 Plan	604,363
Reserved for vesting of outstanding restricted stock units	21,968
Reserved for future ESPP issuances	435,252
Total	6,291,927